Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000007882 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[1],[2]
C000007882 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000007882 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000007882 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000007882 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000007882 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
C000007882 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000007882 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000007882 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000007882 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
C000007882 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.60%	[1]
C000007882 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[1]
C000007882 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000007882 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%	[1]
C000007882 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
C000007882 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1],[3]
C000007882 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[1]
C000007882 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[1]
C000007882 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
C000007882 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000007882 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000007882 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
C000007879 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[4],[5]
C000007879 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%	[4]
C000007879 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%	[4]
C000007879 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000007879 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%	[4]
C000007879 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000007879 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.80%	[4]
C000007879 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.20%	[4]
C000007879 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	3.10%	[4]
C000007879 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%	[4]
C000007879 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.60%	[4]
C000007879 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[4]
C000007879 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[4]
C000007879 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%	[4]
C000007879 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[4]
C000007879 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[4],[6]
C000007879 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[4]
C000007879 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[4]
C000007879 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[4]
C000007879 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[4]
C000007879 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4]
C000007879 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[4]
C000038980 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[7],[8]
C000038980 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
C000038980 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000038980 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.00%	[7]
C000038980 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%	[7]
C000038980 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000038980 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.80%	[7]
C000038980 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.20%	[7]
C000038980 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	3.10%	[7]
C000038980 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%	[7]
C000038980 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.60%	[7]
C000038980 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[7]
C000038980 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[7]
C000038980 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%	[7]
C000038980 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[7]
C000038980 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[7],[9]
C000038980 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[7]
C000038980 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[7]
C000038980 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[7]
C000038980 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[7]
C000038980 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[7]
C000038980 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[7]
C000162768 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[10],[11]
C000162768 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000162768 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.60%	[10]
C000162768 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.00%	[10]
C000162768 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%	[10]
C000162768 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%	[10]
C000162768 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.80%	[10]
C000162768 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.20%	[10]
C000162768 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	3.10%	[10]
C000162768 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.60%	[10]
C000162768 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	58.60%	[10]
C000162768 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[10]
C000162768 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[10]
C000162768 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%	[10]
C000162768 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[10]
C000162768 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[10],[12]
C000162768 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[10]
C000162768 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[10]
C000162768 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[10]
C000162768 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[10]
C000162768 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[10]
C000162768 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[10]

[1]	Excludes short-term securities, short investments and options, if any.
[2]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[3]	Ten largest investment types are presented. Additional asset types are found in Other.
[4]	Excludes short-term securities, short investments and options, if any.
[5]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[6]	Ten largest investment types are presented. Additional asset types are found in Other.
[7]	Excludes short-term securities, short investments and options, if any.
[8]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[9]	Ten largest investment types are presented. Additional asset types are found in Other.
[10]	Excludes short-term securities, short investments and options, if any.
[11]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[12]	Ten largest investment types are presented. Additional asset types are found in Other.